Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments And Risk Management
Summary of Maturity Profile of the Contractual Cashflows

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at June 30, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$1,437,097	$-	$-	$1,437,097
Loans payable	53,706	63,444	-	117,150
Lease liability	4,312	7,413	-	11,725
Total liabilities	$1,495,115	$70,857	$-	$1,565,972

As at December 31, 2021	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$790,607	$-	$-	$790,607
Loans payable	630,534	18,513	-	649,047
Lease liability	6,732	8,592	-	15,324
Total liabilities	$1,427,873	$27,105	$-	$1,454,978